ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED EXPENSES Disclosure [Abstract]
ACCOUNTS PAYABLES AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses consisted of the following (in millions):

December 31,	2015	2014
Accrued marketing	$2,186	$2,103
Other accrued expenses	3,173	3,182
Trade accounts payable	2,795	2,089
Accrued compensation	936	997
Sales, payroll and other taxes	444	511
Container deposits	126	352
Accounts payable and accrued expenses	$9,660	$9,234